Financial instruments	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Financial instruments	Financial instruments

in CHF thousands	Financial assets at amortized costs
2023
Cash and cash equivalents	67,309
Trade receivables	295
Accrued income	1,131
Short-term time deposits	119,580
Balance at December 31	188,315
2022
Cash and cash equivalents	87,946
Trade receivables	521
Accrued income	679
Short-term time deposits	161,198
Balance at December 31	250,344
The above mentioned amounts were neither past due nor impaired at the end of the respective reporting period. Please also see note 25.

in CHF thousands	Financial liabilities at amortized cost
2023
Trade payables	410
Accrued project costs and royalties	1,827
Lease liabilities	3,652
Other non-employee related accrued expenses	704
Balance at December 31	6,593
2022
Trade payables	997
Accrued project costs and royalties	2,167
Lease liabilities	4,850
Other non-employee related accrued expenses	556
Balance at December 31	8,570
The carrying amount of financial assets and financial liabilities not measured at fair value (except for lease liabilities) is a reasonable approximation of fair value.